Assets pledged and collateral	6 Months Ended
Jun. 30, 2019
Assets pledged and collateral
32 Assets pledged and collateral
The Group pledges assets mainly for repurchase agreements and other securities financing. Certain pledged assets may be encumbered, meaning they have the right to be sold or repledged. The encumbered assets are disclosed on the consolidated balance sheet.
Assets pledged
end of	2Q19	4Q18
CHF million
Total assets pledged or assigned as collateral	121,960	117,895
of which encumbered	66,361	58,672
Collateral
The Group receives cash and securities in connection with resale agreements, securities borrowing and loans, derivative transactions and margined broker loans. A significant portion of the collateral and securities received by the Group was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.
Collateral
end of	2Q19	4Q18
CHF million
Fair value of collateral received with the right to sell or repledge	440,627	406,389
of which sold or repledged	196,524	193,267

Bank
Assets pledged and collateral
31 Assets pledged and collateral
> Refer to “Note 32 – Assets pledged and collateral” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q19 and to ”Note 35 – Assets pledged and collateral” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2018 for further information.
Assets pledged
end of	6M19	2018
CHF million
Total assets pledged or assigned as collateral	121,960	117,895
of which encumbered	66,361	58,672
Collateral
end of	6M19	2018
CHF million
Fair value of collateral received with the right to sell or repledge	440,627	406,389
of which sold or repledged	196,524	193,267